LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule Of Operating Right Of Use Assets And Operating Lease Liabilities
	December 31, 2021	December 31, 2020
Operating right-of-use assets	11,287	$10,581

Operating lease liabilities, current	2,262	1,885
Operating lease liabilities long-term	9,160	8,732
Total operating lease liabilities	11,422	$10,617

Weighted average remaining lease term (years)	7	8
Weighted average discount rate	2.61%	3.27%

Schedule of Minimum lease Payments
2022	$2,363
2023	2,177
2024	1,866
2025	1,734
2026	1,219
Thereafter	4,162

Total undiscounted lease payments	13,521

Less: Interest	(2,099)

Present value of lease liabilities	$11,422